Janus Henderson Triton Fund

Schedule of Investments (unaudited)

June 30, 2021

Shares or Principal Amounts		Value
Common Stocks– 97.0%
Aerospace & Defense – 2.0%
Axon Enterprise Inc*	760,982	$134,541,618
Teledyne Technologies Inc*	270,383	113,244,512
		247,786,130
Auto Components – 1.7%
Fox Factory Holding Corp*	558,471	86,931,596
Quantumscape Corp*,#	1,293,635	37,851,760
Visteon Corp*	730,514	88,348,363
		213,131,719
Automobiles – 0.6%
Thor Industries Inc	727,121	82,164,673
Banks – 0.3%
MSD Acquisition Corp*,£	4,073,279	41,140,118
Biotechnology – 9.8%
Abcam PLC*	2,814,522	53,759,352
Acceleron Pharma Inc*	573,648	71,987,088
Arrowhead Pharmaceuticals Inc*	1,006,778	83,381,354
Ascendis Pharma A/S (ADR)*	393,367	51,747,429
Bridgebio Pharma Inc*	954,717	58,199,548
Centessa Pharmacuticals PLC (ADR)*	1,578,408	35,056,442
Eagle Pharmaceuticals Inc/DE*,£	965,786	41,335,641
Emergent BioSolutions Inc*	1,766,177	111,251,489
Fate Therapeutics Inc*	961,820	83,476,358
Global Blood Therapeutics Inc*	1,645,452	57,623,729
Ligand Pharmaceuticals Inc*,£	1,045,081	137,104,176
Mirati Therapeutics Inc*	381,887	61,686,207
Natera Inc*	622,953	70,723,854
Neurocrine Biosciences Inc*	1,206,374	117,404,318
PTC Therapeutics Inc*	1,020,340	43,129,772
Sage Therapeutics Inc*	592,516	33,660,834
Sarepta Therapeutics Inc*	1,085,880	84,416,311
Vaxcyte Inc*,#	2,004,508	45,121,475
		1,241,065,377
Capital Markets – 2.6%
Cboe Global Markets Inc	888,069	105,724,614
LPL Financial Holdings Inc	1,621,821	218,913,399
		324,638,013
Chemicals – 2.1%
Sensient Technologies Corp£	2,647,136	229,136,092
Zymergen Inc*,#	822,626	32,913,266
		262,049,358
Commercial Services & Supplies – 2.5%
Brady Corp	2,243,969	125,752,023
Cimpress PLC*	462,343	50,122,605
Driven Brands Holdings Inc*	1,943,156	60,082,384
IAA Inc*	1,516,165	82,691,639
		318,648,651
Construction Materials – 0.9%
Summit Materials Inc*	3,447,850	120,157,572
Containers & Packaging – 3.4%
Crown Holdings Inc	3,157,960	322,775,092
Sealed Air Corp	1,886,558	111,778,561
		434,553,653
Diversified Consumer Services – 2.8%
frontdoor Inc*	1,930,898	96,197,338
Mister Car Wash Inc*	2,706,885	58,279,234
Terminix Global Holdings Inc*	4,266,728	203,565,593
		358,042,165
Diversified Financial Services – 1.7%
Clarivate Analytics PLC*	3,741,768	103,010,873
Foley Trasimene Acquisition Corp - Class A*,#,£	6,479,680	63,306,474
Kensington Capital Acquisition Corp*,£	2,663,123	27,696,479
Nextgen Acquisition Corp - Class A*,£	2,033,906	20,217,026
		214,230,852
Diversified Telecommunication Services – 1.4%
AST SpaceMobile Inc*	1,670,199	21,612,375
Vonage Holdings Corp*	11,223,526	161,731,010
		183,343,385

Shares or Principal Amounts		Value
Common Stocks– (continued)
Electrical Equipment – 1.2%
EnerSys	1,144,965	$111,897,429
Stem Inc*,#	1,232,031	44,365,436
		156,262,865
Electronic Equipment, Instruments & Components – 2.9%
Itron Inc*	578,017	57,790,140
National Instruments Corp	1,745,295	73,791,073
OSI Systems Inc*,£	1,280,610	130,161,200
Rogers Corp*	533,053	107,037,042
		368,779,455
Equity Real Estate Investment Trusts (REITs) – 0.7%
Lamar Advertising Co	810,445	84,626,667
Food & Staples Retailing – 1.0%
Casey's General Stores Inc	410,592	79,917,627
Grocery Outlet Holding Corp*	1,492,617	51,734,105
		131,651,732
Food Products – 2.4%
Hostess Brands Inc*,£	6,587,747	106,655,624
Premium Brands Holdings Corp#	861,685	87,552,035
Simply Good Foods Co*	2,866,267	104,647,408
		298,855,067
Health Care Equipment & Supplies – 7.1%
Cardiovascular Systems Inc*	1,538,533	65,618,432
Glaukos Corp*	1,106,195	93,838,522
Globus Medical Inc*	2,400,944	186,145,188
ICU Medical Inc*	458,201	94,297,766
Integra LifeSciences Holdings Corp*	3,358,287	229,169,505
Ortho Clinical Diagnostics Holdings PLC*	5,766,885	123,469,008
STERIS PLC	548,985	113,255,605
		905,794,026
Health Care Providers & Services – 2.5%
Agiliti Inc*,£	5,258,127	114,995,237
Chemed Corp	249,678	118,472,211
HealthEquity Inc*	1,102,796	88,753,022
		322,220,470
Health Care Technology – 0.1%
Doximity Inc - Class A*	165,420	9,627,444
Hotels, Restaurants & Leisure – 1.2%
Churchill Downs Inc	285,557	56,614,531
Wendy's Co	3,834,602	89,806,379
		146,420,910
Household Durables – 1.5%
Helen of Troy Ltd*	469,880	107,189,026
Purple Innovation Inc*	3,091,937	81,658,056
		188,847,082
Independent Power and Renewable Electricity Producers – 0.7%
NRG Energy Inc	2,174,356	87,626,547
Industrial Conglomerates – 0.9%
Carlisle Cos Inc	626,839	119,964,448
Information Technology Services – 5.9%
Broadridge Financial Solutions Inc	1,026,783	165,856,258
Euronet Worldwide Inc*	1,229,724	166,443,143
LiveRamp Holdings Inc*	2,400,301	112,454,102
MAXIMUS Inc	1,090,902	95,966,649
Switch Inc	4,730,784	99,866,850
WEX Inc*	539,247	104,559,993
		745,146,995
Insurance – 0.8%
Selective Insurance Group Inc	1,253,585	101,728,423
Internet & Direct Marketing Retail – 1.3%
Etsy Inc*	523,586	107,774,942
Wayfair Inc*,#	200,921	63,432,769
		171,207,711
Life Sciences Tools & Services – 3.1%
Bio-Techne Corp	240,150	108,129,939
Bruker Corp	1,538,109	116,865,522
NeoGenomics Inc*	1,601,732	72,350,234
PerkinElmer Inc	606,079	93,584,658
		390,930,353
Machinery – 4.4%
Donaldson Co Inc	1,772,418	112,601,716
Gates Industrial Corp PLC*	5,360,873	96,870,975
ITT Inc	1,171,844	107,329,192
Nordson Corp	370,769	81,387,503

Shares or Principal Amounts		Value
Common Stocks– (continued)
Machinery– (continued)
Rexnord Corp	3,198,159	$160,035,876
		558,225,262
Media – 0.5%
Cable One Inc	34,800	66,565,788
Pharmaceuticals – 2.8%
Catalent Inc*	2,559,812	276,766,873
Horizon Therapeutics PLC*	820,501	76,831,714
		353,598,587
Professional Services – 0.8%
TriNet Group Inc*	1,315,719	95,363,313
Road & Rail – 1.1%
Saia Inc*	658,187	137,883,595
Semiconductor & Semiconductor Equipment – 3.4%
Brooks Automation Inc	1,332,070	126,919,630
Cree Inc*	461,410	45,185,881
Entegris Inc	1,073,149	131,965,133
ON Semiconductor Corp*	3,332,008	127,549,266
		431,619,910
Software – 13.9%
ACI Worldwide Inc*	2,777,156	103,143,574
Altair Engineering Inc*	1,207,767	83,299,690
Avalara Inc*	677,254	109,579,697
Blackbaud Inc*	2,140,743	163,916,692
Ceridian HCM Holding Inc*	441,498	42,348,488
Dynatrace Inc*	1,987,814	116,128,094
Envestnet Inc*	1,501,397	113,895,976
j2 Global Inc*	1,536,453	211,339,110
LivePerson Inc*	1,846,111	116,748,060
Nice Ltd (ADR)*	334,750	82,837,235
Pagerduty Inc*	2,817,109	119,952,501
SS&C Technologies Holdings Inc	3,172,286	228,594,929
Yext Inc*	6,055,619	86,534,796
Zendesk Inc*	1,309,933	189,075,729
		1,767,394,571
Specialty Retail – 2.4%
Leslie's Inc*	3,728,523	102,497,097
National Vision Holdings Inc*	2,424,065	123,942,443
Williams-Sonoma Inc	453,488	72,399,359
		298,838,899
Technology Hardware, Storage & Peripherals – 0.9%
NCR Corp*	2,447,162	111,615,059
Thrifts & Mortgage Finance – 1.7%
LendingTree Inc*	466,672	98,878,463
Walker & Dunlop Inc	1,084,818	113,233,303
		212,111,766
Total Common Stocks (cost $7,195,564,512)		12,303,858,611
Private Investment in Public Equity (PIPES)– 1.9%
Capital Markets – 0.5%
Foresight Acquisition Corp*,£,§	6,617,848	65,450,517
Diversified Financial Services – 1.4%
CM Life Sciences II Inc*,§	2,827,494	35,748,007
GS Acquisition Holdings Corp*,§	9,458,407	98,367,433
Kensington Capital Acquisition Corp II*,£,§	1,355,820	13,490,409
Nextgen Acquisition Corp*,£,§	3,032,434	30,142,394
		177,748,243
Total Private Investment in Public Equity (PIPES) (cost $232,920,030)		243,198,760
Investment Companies– 3.0%
Money Markets – 3.0%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº,£((cost $385,314,191)	385,276,100	385,314,628
Investments Purchased with Cash Collateral from Securities Lending– 0.7%
Investment Companies – 0.6%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	70,150,627	70,150,627
Time Deposits – 0.1%
Royal Bank of Canada, 0.0500%, 7/1/21	$17,537,657	17,537,657
Total Investments Purchased with Cash Collateral from Securities Lending (cost $87,688,284)		87,688,284
Total Investments (total cost $7,901,487,017) – 102.6%		13,020,060,283
Liabilities, net of Cash, Receivables and Other Assets – (2.6)%		(330,902,920)
Net Assets – 100%		$12,689,157,363

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$12,744,164,232	97.9%
Canada	87,552,035	0.7
Israel	82,837,235	0.6
United Kingdom	53,759,352	0.4
Denmark	51,747,429	0.4

Total	$13,020,060,283	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/21
Common Stocks - 6.2%
Banks - 0.3%
MSD Acquisition Corp*	$-	$-	$407,328	$41,140,118
Biotechnology - 1.4%
Eagle Pharmaceuticals Inc/DE*	-	(4,034,777)	4,275,225	41,335,641
Ligand Pharmaceuticals Inc*	-	9,944,654	40,736,717	137,104,176
Total Biotechnology	$-	$5,909,877	$45,011,942	$178,439,817
Capital Markets - N/A
New Providence Acquisition Corp - Class A	-	-	-	-
Chemicals - 1.8%
Sensient Technologies Corp	3,238,690	875,191	78,785,304	229,136,092
Diversified Financial Services - 0.9%
Foley Trasimene Acquisition Corp - Class A*,#	-	-	(1,950,663)	63,306,474
Kensington Capital Acquisition Corp*	-	-	1,065,249	27,696,479
Nextgen Acquisition Corp - Class A*	-	-	(6,999,731)	20,217,026
Total Diversified Financial Services	$-	$-	$(7,885,145)	$111,219,979
Electronic Equipment, Instruments & Components - 1.0%
OSI Systems Inc*	-	-	30,773,058	130,161,200
Food Products - 0.8%
Hostess Brands Inc*	-	-	18,770,653	106,655,624
Health Care Providers & Services - N/A
Agiliti Inc*,š	-	-	38,021,799	N/A
Total Common Stocks	$3,238,690	$6,785,068	$203,884,939	$796,752,830
Private Investment in Public Equity (PIPES) - 0.8%
Capital Markets - 0.5%
Foresight Acquisition Corp*,§	-	-	(727,963)	65,450,517
Diversified Financial Services - 0.3%
Kensington Capital Acquisition Corp II*,§	-	-	(67,791)	13,490,409
Nextgen Acquisition Corp*,§	-	-	(181,946)	30,142,394
Total Diversified Financial Services	$-	$-	$(249,737)	$43,632,803
Total Private Investment in Public Equity (PIPES)	$-	$-	$(977,700)	$109,083,320
Preferred Stocks - N/A
Diversified Financial Services - N/A
Kensington Capital Acquisition Corp*,§	-	-	(42,833,515)	-
Investment Companies - 3.0%
Money Markets - 3.0%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº	122,515	(2,923)	(2,278)	385,314,628
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	2,204,612∆	-	-	70,150,627
Total Affiliated Investments - 10.6%	$5,565,817	$6,782,145	$160,071,446	$1,361,301,405

(1) For securities that were affiliated for a portion of the period ended June 30, 2021, this column reflects amounts for the entire period ended June 30, 2021 and not just the period in which the security was affiliated.

	Value at 9/30/20	Purchases	Sales Proceeds	Value at 6/30/21
Common Stocks - 6.2%
Banks - 0.3%
MSD Acquisition Corp*	-	40,732,790	-	41,140,118
Biotechnology - 1.4%
Eagle Pharmaceuticals Inc/DE*	44,931,478	-	(3,836,285)	41,335,641
Ligand Pharmaceuticals Inc*	103,200,200	23,598,148	(40,375,543)	137,104,176
Capital Markets - N/A
New Providence Acquisition Corp - Class A	-	25,446,528	(25,446,528)Ð	-
Chemicals - 1.8%
Sensient Technologies Corp	161,161,636	-	(11,686,039)	229,136,092
Diversified Financial Services - 0.9%
Foley Trasimene Acquisition Corp - Class A*,#	-	65,257,137	-	63,306,474
Kensington Capital Acquisition Corp*	-	26,631,230	-	27,696,479
Nextgen Acquisition Corp - Class A*	-	27,216,757	-	20,217,026
Electronic Equipment, Instruments & Components - 1.0%
OSI Systems Inc*	99,388,142	-	-	130,161,200
Food Products - 0.8%
Hostess Brands Inc*	51,956,462	35,928,509	-	106,655,624
Health Care Providers & Services - N/A
Agiliti Inc*,š	-	76,973,438	-	114,995,237
Private Investment in Public Equity (PIPES) - 0.8%
Capital Markets - 0.5%
Foresight Acquisition Corp*,§	-	66,178,480	-	65,450,517
Diversified Financial Services - 0.3%
Kensington Capital Acquisition Corp II*,§	-	13,558,200	-	13,490,409
Nextgen Acquisition Corp*,§	-	30,324,340	-	30,142,394
Preferred Stocks - N/A
Diversified Financial Services - N/A
Kensington Capital Acquisition Corp*,§	106,290,575	-	(63,457,060)Ð	-
Investment Companies - 3.0%
Money Markets - 3.0%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº	241,834,526	2,101,283,340	(1,957,798,037)	385,314,628
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	147,525,570	592,339,688	(669,714,631)	70,150,627

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
British Pound	8/5/21	1,245,000	$(1,758,002)	$(35,902)
Canadian Dollar	8/5/21	(620,000)	513,491	13,249
Euro	8/5/21	1,210,000	(1,481,790)	(46,136)

				(68,789)
Citibank, National Association:
British Pound	8/5/21	(1,819,000)	2,570,187	54,122
Canadian Dollar	8/5/21	3,490,000	(2,864,930)	(49,055)
Canadian Dollar	8/5/21	(29,344,000)	24,315,272	639,336
Euro	8/5/21	(5,766,000)	7,066,527	225,219

				869,622
Credit Suisse International:
British Pound	8/5/21	(2,542,000)	3,595,565	79,437
Canadian Dollar	8/5/21	6,190,000	(5,118,279)	(123,934)
Canadian Dollar	8/5/21	(30,194,000)	25,051,544	689,794
Euro	8/5/21	(1,339,000)	1,641,299	52,588

				697,885
HSBC Securities (USA), Inc.:
British Pound	8/5/21	2,500,000	(3,527,275)	(69,242)
British Pound	8/5/21	(39,947,000)	56,437,122	1,181,906
Canadian Dollar	8/5/21	1,024,000	(847,942)	(21,737)
Euro	8/5/21	544,000	(666,536)	(21,085)

				1,069,842
JPMorgan Chase Bank, National Association:
British Pound	8/5/21	4,854,000	(6,873,401)	(159,284)
British Pound	8/5/21	(2,500,000)	3,456,113	(1,919)
Canadian Dollar	8/5/21	4,022,000	(3,333,672)	(88,559)
Canadian Dollar	8/5/21	(36,385,000)	30,146,761	789,860
Euro	8/5/21	2,946,000	(3,609,616)	(114,213)

				425,885
State Street FX:
British Pound	8/5/21	(180,000)	254,614	5,636
Canadian Dollar	8/5/21	(473,000)	392,562	10,926
Euro	8/5/21	2,405,000	(2,947,337)	(93,826)

				(77,264)
Total				$2,917,181

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended June 30, 2021

Market Value(a)
Forward foreign currency exchange contracts, purchased	$ 33,402,544
Forward foreign currency exchange contracts, sold	171,897,198

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2021.

#	Loaned security; a portion of the security is on loan at June 30, 2021.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of June 30, 2021.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Ð	All or a portion is the result of a corporate action.

§				Schedule of Restricted Securities (as of June 30, 2021)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
CM Life Sciences II Inc	3/29/21	$28,274,940	$35,748,007	0.3%
Foresight Acquisition Corp	5/25/21	66,178,480	65,450,517	0.5
GS Acquisition Holdings Corp	6/16/21	94,584,070	98,367,433	0.8
Kensington Capital Acquisition Corp II	2/26/21	13,558,200	13,490,409	0.1
Nextgen Acquisition Corp	2/23/21	30,324,340	30,142,394	0.2
Total		$232,920,030	$243,198,760	1.9%

The Fund has registration rights for certain restricted securities held as of June 30, 2021. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$12,303,858,611	$-	$-
Private Investment in Public Equity (PIPES)	-	243,198,760	-
Investment Companies	-	385,314,628	-
Investments Purchased with Cash Collateral from Securities Lending	-	87,688,284	-
Total Investments in Securities	$12,303,858,611	$716,201,672	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	3,742,073	-
Total Assets	$12,303,858,611	$719,943,745	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$824,892	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

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